Long-Duration Insurance Contracts Relating to Life Insurance Operations	9 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Long-Duration Insurance Contracts Relating to Life Insurance Operations
18.	Long-Duration Insurance Contracts Relating to Life Insurance Operations
The Company and its subsidiaries adopted the modified retrospective transition approach to the liability for future policy benefits and deferred policy acquisition costs based on the balance as of April 1, 2021, the transition date, in accordance with Accounting Standards Update
2018-12
(“Targeted Improvements to Accounting for Long-Duration Contracts”—ASC 944 (“Financial Services—Insurance”)).
The following table presents the effect on the liability for future policy benefits (including deferred profit liabilities) as of the transition date, using the modified retrospective transition approach.

	Millions of yen
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Total
Balance at March 31, 2021	¥610,877	¥493,558	¥48,259	¥1,152,694

Effect of change in discount rates *	22,686	52,967	(46,716)	28,937

Balance at April 1, 2021	¥633,563	¥546,525	¥1,543	¥1,181,631

*	The impact on the liability for future policy benefits is due to the difference in the discount rates used before and after the adoption of LDTI.
The following tables present balances of and changes in the liability for future policy benefits as of and for the fiscal year ended March 31, 2022.

	Millions of yen
	March 31, 2022
Present value of expected net premiums	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Balance at April 1, 2021	¥909,868	¥1,377,265	¥366,081

Beginning balance at original discount rate	843,892	1,261,182	355,835

Effect of changes in cash flow assumptions	21,353	28,690	662
Effect of actual variances from expected experience	2,351	1,414	(209)

Adjusted beginning balance	867,596	1,291,286	356,288

Issuances	82,105	86,304	77,532
Interests	12,490	19,412	9,263
Net premium earned	(96,605)	(114,874)	(49,290)
Actual variances from cash flow assumptions	(299)	(652)	(8)
Derecognition	7,285	3,901	2,610
Effect of changes in foreign exchange rate	0	0	41,684

Ending balance at original discount rate	872,572	1,285,377	438,079

Effect of changes in discount rates	54,338	95,576	(15,326)

Balance at March 31, 2022	¥926,910	¥1,380,953	¥422,753

	Millions of yen
	March 31, 2022
Present value of expected future policy benefits	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Balance at April 1, 2021	¥1,526,258	¥1,877,906	¥366,081

Beginning balance at original discount rate	1,437,596	1,708,857	402,552

Effect of changes in cash flow assumptions	22,525	29,515	626

Adjusted beginning balance	1,460,121	1,738,372	403,178

Issuances	82,105	86,304	77,532
Interests	23,867	27,677	11,125
Insurance claims paid	(42,897)	(65,052)	(1,631)
Actual variances from cash flow assumptions	(12,698)	(6,083)	(329)
Derecognition	24,520	12,773	2,533
Effect of changes in foreign exchange rate	0	0	51,096

Ending balance at original discount rate	1,535,018	1,793,991	543,504

Effect of changes in discount rates	56,250	128,012	(106,040)

Balance at March 31, 2022	¥1,591,268	¥1,922,003	¥437,464

Net liability for future policy benefits	¥664,358	¥541,050	¥14,711
Deferred profit liabilities	26,173	54,801	7,573

Subtotal	690,531	595,851	22,284

Less: Reinsurance recoverable	210	0	0

The liability for future policy benefits, after reinsurance recoverable	¥690,321	¥595,851	¥22,284

The following table provides the breakdown of the policy liabilities and policy account balances recorded in the consolidated balance sheets as of March 31, 2022:

Millions of yen
March 31, 2022
Yen-denominated insurance (First Sector)	¥690,321
Yen-denominated insurance (Third Sector)	595,851
Foreign currency denominated insurance	22,284

Subtotal	1,308,456

Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	198,905
Fixed annuities and annuitization benefits	193,322
Others*	212,015

Total	¥1,912,698

*	Others include unearned premiums and liabilities for unpaid claims.

The following tables present balances of and changes in the liability for future policy benefits as of and for the fiscal year ended March 31, 2023 and for the nine months ended December 31, 2023.

	Millions of yen
	March 31, 2023			December 31, 2023
Present value of expected net premiums	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥926,910	¥1,380,953	¥422,753	¥894,537	¥1,389,063	¥374,951

Beginning balance at original discount rate	872,572	1,285,377	438,079	865,333	1,338,398	409,847

Effect of changes in cash flow assumptions	126	48,389	(6,975)	0	0	0
Effect of actual variances from expected experience	2,495	22,851	(1,957)	0	0	0

Adjusted beginning balance	875,193	1,356,617	429,147	865,333	1,338,398	409,847

Issuances	76,519	83,982	22,660	56,800	41,433	31,754
Interests	11,715	18,762	10,966	8,202	13,920	8,961
Net premium earned	(101,554)	(117,670)	(60,198)	(71,409)	(88,975)	(47,295)
Actual variances from cash flow assumptions	(385)	(710)	(1,274)	(392)	(661)	(982)
Derecognition	3,845	(2,583)	(33,441)	2,183	(4,226)	(24,426)
Effect of changes in foreign exchange rate	0	0	41,987	0	0	26,588

Ending balance at original discount rate	865,333	1,338,398	409,847	860,717	1,299,889	404,447

Effect of changes in discount rates	29,204	50,665	(34,896)	17,744	24,164	(29,801)

Ending balance	¥894,537	¥1,389,063	¥374,951	¥878,461	¥1,324,053	¥374,646

	Millions of yen
	March 31, 2023			December 31, 2023
Present value of expected future policy benefits	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥1,591,268	¥1,922,003	¥437,464	¥1,571,886	¥1,918,462	¥387,073

Beginning balance at original discount rate	1,535,018	1,793,991	543,504	1,598,009	1,887,744	573,616

Effect of changes in cash flow assumptions	1,506	53,098	(6,296)	0	0	0

Adjusted beginning balance	1,536,524	1,847,089	537,208	1,598,009	1,887,744	573,616

Issuances	76,519	83,982	22,660	56,800	41,433	31,754
Interests	24,023	27,839	14,552	17,989	21,138	12,731
Insurance claims paid	(45,075)	(96,364)	(13,370)	(37,257)	(53,229)	(13,247)
Actual variances from cash flow assumptions	(12,376)	20,178	9,002	(10,522)	(5,234)	8,484
Derecognition	18,394	5,020	(47,189)	13,955	1,216	(36,967)
Effect of changes in foreign exchange rate	0	0	50,753	0	0	36,347

Ending balance at original discount rate	1,598,009	1,887,744	573,616	1,638,974	1,893,068	612,718

Effect of changes in discount rates	(26,123)	30,718	(186,543)	(79,788)	(36,446)	(184,564)

Ending balance	¥1,571,886	¥1,918,462	¥387,073	¥1,559,186	¥1,856,622	¥428,154

Net liability for future policy benefits	¥677,349	¥529,399	¥12,122	¥680,725	¥532,569	¥53,508
Deferred profit liabilities	35,770	61,668	15,578	42,565	68,462	22,601

Subtotal	713,119	591,067	27,700	723,290	601,031	76,109

Less: Reinsurance recoverable	215	0	0	132	0	0

The liability for future policy benefits, after reinsurance recoverable	¥712,904	¥591,067	¥27,700	¥723,158	¥601,031	¥76,109

The following tables provide the breakdown of the policy liabilities and policy account balances recorded in the consolidated balance sheets as of March 31, 2023 and December 31, 2023:

	Millions of yen
	March 31, 2023	December 31, 2023
Yen-denominated insurance (First Sector)	¥712,904	¥723,158
Yen-denominated insurance (Third Sector)	591,067	601,031
Foreign currency denominated insurance	27,700	76,109

Subtotal	1,331,671	1,400,298

Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	163,734	157,813
Fixed annuities and annuitization benefits	158,952	144,710
Others*	177,700	155,672

Total	¥1,832,057	¥1,858,493

*	Others include unearned premiums and liabilities for unpaid claims.

The amount of undiscounted and discounted expected future gross premiums and expected future policy benefits and expenses as of March 31, 2023 and December 31, 2023 are as follows:

	Millions of yen
	March 31, 2023		December 31, 2023
	Undiscounted	Discounted	Undiscounted	Discounted
Yen-denominated insurance (First Sector)
Expected future gross premiums	¥1,538,107	¥1,429,503	¥1,526,792	¥1,402,791
Expected future policy benefits and expenses	2,291,205	1,571,886	2,345,988	1,559,186

Yen-denominated insurance (Third Sector)
Expected future gross premiums	2,695,239	2,388,386	2,623,016	2,282,350
Expected future policy benefits and expenses	2,578,630	1,918,462	2,582,551	1,856,622

Foreign currency denominated insurance
Expected future gross premiums	626,411	492,588	641,581	506,745
Expected future policy benefits and expenses	1,097,567	387,073	1,198,652	428,154

For the fiscal year ended March 31, 2023 and the nine months ended December 31, 2023, the effects of net premium exceeding gross premiums in certain cohorts are immaterial in earnings for the respective periods.
The amounts of gross premiums and interest expense recognized in the consolidated statement of income for the nine and three months ended December 31, 2022 and 2023 are as follows:

	Millions of yen
	Nine months ended December 31, 2022		Nine months ended December 31, 2023
	Gross premiums	Interest expense	Gross premiums	Interest expense
Yen-denominated insurance (First Sector)	¥111,457	¥9,146	¥114,721	¥9,787
Yen-denominated insurance (Third Sector)	154,992	6,775	153,508	7,218
Foreign currency denominated insurance	60,849	2,607	62,781	3,770

Total	¥327,298	¥18,528	¥331,010	¥20,775

	Millions of yen
	Three months ended December 31, 2022		Three months ended December 31, 2023
	Gross premiums	Interest expense	Gross premiums	Interest expense
Yen-denominated insurance (First Sector)	¥38,074	¥3,099	¥40,019	¥3,303
Yen-denominated insurance (Third Sector)	51,678	2,310	50,774	2,455
Foreign currency denominated insurance	17,376	983	18,493	1,389

Total	¥107,128	¥6,392	¥109,286	¥7,147

The weighted average discount rates for the liability for future policy benefits as of March 31, 2023 and December 31, 2023 are as follows:

	Weighted average rate
	March 31, 2023	December 31, 2023
Yen-denominated insurance (First Sector)
Weighted average of the original discount rates	1.6%	1.7%
Weighted average of the current discount rates	1.9	2.1

Yen-denominated insurance (Third Sector)
Weighted average of the original discount rates	1.7	1.7
Weighted average of the current discount rates	1.8	2.0

Foreign currency denominated insurance
Weighted average of the original discount rates	2.9	3.1
Weighted average of the current discount rates	5.2	5.2

The weighted average duration of the liability for future policy benefit as of March 31, 2023 and December 31, 2023 are as follows:

	Years
	March 31, 2023	December 31, 2023
Yen-denominated insurance (First Sector)	37.9	36.7
Yen-denominated insurance (Third Sector)	36.8	35.2
Foreign currency denominated insurance	40.7	37.8

Assumptions for calculating the liability for future policy benefits include assumptions related to mortality, morbidity, lapse rates and discount rates. The Company and its subsidiaries recognized actual variances from expected experience and updated the assumptions during the fiscal year ended March 31, 2023 as follows. For the nine months ended December 31, 2023, the Company and its subsidiaries continued to use the same assumptions.

•	Yen-denominated insurance (First Sector)
The Company and its subsidiaries reviewed actual experience during the fiscal year ended March 31, 2023. As a result, the Company and its subsidiaries updated expected mortality and lapse rates due to the lower-than-expected mortality and lapse rates.

•	Yen-denominated insurance (Third Sector)
The Company and its subsidiaries reviewed actual experience during the fiscal year ended March 31, 2023. As a result, the Company and its subsidiaries updated expected mortality and lapse rates due to the higher-than-expected mortality and the lower-than-expected lapse rate. The actual morbidity was higher than expected due to the impact of a significant amount of hospitalization benefits for deemed hospitalization caused by
COVID-19.
However, the relevant morbidity assumptions were not updated because benefits arising from such hospitalization benefits are not eligible for claim after reclassification of the legal category of
COVID-19
by Japanese government.

•	Foreign currency denominated insurance
The Company and its subsidiaries reviewed actual experience during the fiscal year ended March 31, 2023. As a result, the Company and its subsidiaries updated expected mortality and lapse rates due to lower-than-expected mortality and higher-than-expected lapse rate.
The market data underlying the discount rate was updated quarterly for both the fiscal year ended March 31, 2023 and for the nine months ended December 31, 2023.
For the effect of the changes in assumptions on expected net premiums and expected future policy benefits, see “Effect of changes in cash flow assumptions” and “Effect of changes in discount rates” in the tables that represent balances of and changes in the liability for future policy benefits.
The following tables present balances of and changes in the deferred policy acquisition costs as of and for the fiscal year ended March 31, 2023 and for the nine months ended December 31, 2023:

	Millions of yen
	March 31, 2023				December 31, 2023
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Total	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Total
Beginning balance	¥74,676	¥159,041	¥35,243	¥268,960	¥77,957	¥166,696	¥42,726	¥287,379

Capitalization	8,682	16,795	5,725	31,202	6,709	10,099	5,252	22,060
Amortization	(5,401)	(9,140)	(1,779)	(16,320)	(4,393)	(7,474)	(1,691)	(13,558)
Effect of changes in foreign exchange rate	0	0	3,537	3,537	0	0	2,828	2,828

Ending balance	¥77,957	¥166,696	¥42,726	¥287,379	¥80,273	¥169,321	¥49,115	¥298,709

Deferred policy acquisition costs are amortized over the expected term of the policies on a constant-level basis. The assumptions used for the amortization of deferred policy acquisition costs are consistent with the assumptions for the liability for future policy benefits. The underlying assumptions for deferred policy acquisition costs and the liability for future policy benefits are updated at the same time. In addition, deferred policy acquisition costs are included in other assets in the consolidated balance sheets.

The following table presents policyholder account balances for fixed annuity and annuitization benefits by range of minimum guaranteed interest rates as of March 31, 2023 and December 31, 2023.

	Millions of yen
	March 31, 2023	December 31, 2023
Range of minimum guaranteed interest rates	Minimum guarantees	Minimum guarantees
0.00% – less than 1.50%	¥152,259	¥137,669
1.50% – less than 2.50%	6,644	7,041
2.50% or more	49	0

Total	¥158,952	¥144,710

There are no contracts with interest rates that exceed the minimum guaranteed interest rates.
The following table provides information about fixed annuity and annuitization benefits for the fiscal year ended March 31, 2023 and for the nine months ended December 31, 2023.

	Millions of yen
	March 31, 2023	December 31, 2023
Beginning balance	¥193,322	¥158,952

Transfer in	17,223	8,172
Surrenders and partial surrenders	(58)	(47)
Benefit payments and lump sum payments, etc.	(50,956)	(22,726)
Policy charges	(262)	(167)
Transfer out	(409)	(238)
Interests	1,209	778
Others	(1,117)	(14)

Ending balance	¥158,952	¥144,710

	March 31, 2023	December 31, 2023
Weighted average guaranteed interest rate (%)	0.7	0.7
Benefits in excess of policyholder account balances (Millions of yen)	¥1	¥1
Cash surrender value (Millions of yen)	152,578	138,580

The following table provides information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for the fiscal year ended March 31, 2023, and for the nine months ended December 31, 2023:

	Millions of yen
	March 31, 2023	December 31, 2023
Beginning balance	¥198,905	¥163,734

Effect of changes other than through net income and other comprehensive income	(28,754)	(20,556)
Surrenders and withdrawals	(4,083)	(5,848)
Transfer in	(14,093)	(6,361)
Benefit payments	(10,762)	(8,309)
Others	184	(38)

Changes through net income	(6,343)	14,428

Effect of changes in fair value of corresponding investment assets	(2,347)	21,381

Fee income	(3,938)	(2,806)
Effect of changes in fair value of market risk benefits	(58)	(4,147)

Changes through other comprehensive income	(74)	207
Effect of changes in the instrument-specific credit risk	(74)	207

Ending balance	¥163,734	¥157,813

	Millions of yen
	March 31, 2023	December 31, 2023
Policyholder account balances	¥157,399	¥155,417
Market risk benefits	6,335	2,396

Total	¥163,734	¥157,813